NOTE 1 - ORGANIZATION (Policies)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
EGPI Organization

The Company was incorporated in the State of Nevada October 1995. Effective October 13, 2004 the Company, previously known as Energy Producers Inc., changed its name to EGPI Firecreek, Inc.

Prior to December 2008, the Company held interests in various gas & oil wells located in the Wyoming and Texas area. In December 2008, the Company’s major creditor, Dutchess Private Equities Ltd. (Dutchess), foreclosed on the assets of the Company.  As a result, all of the Company’s oil and gas properties were transferred to Dutchess in satisfaction of debt owed.

In October 2008, the Company effected a 1 share for 200 shares reverse split of its common stock and all amounts have been retroactively adjusted.

In May 2009 the Company acquired M3 Lighting, Inc. (“M3”) as a wholly owned subsidiary via reverse triangular merger. The Company was determined to be the acquirer in the transaction for accounting purposes. M3 is a distributor of commercial and decorative lighting to the trade and direct to retailers.  As part of the Merger the Company effected a name change for its wholly owned subsidiary Malibu Holding, Inc. to Energy Producers, Inc. (“EPI”) as a conduit for its oil and gas activities.

In November 2009 the Company acquired all of the issued and outstanding capital stock of South Atlantic Traffic Corporation, a Florida corporation (“SATCO”). SATCO has been in business since 2001 and has several offices throughout the Southeast United States. SATCO carries a variety of products and inventory geared primarily towards the transportation industry.  SATCO offers transportation products ranging from loop sealant, traffic signal equipment, traffic and light poles, data/video systems and Intelligent Traffic Systems (ITS) surveillance systems. SATCO works closely with Department of Transportation (DOT) agencies, local traffic engineers, contractors, and consultants to customize high quality traffic control systems.

SATCO Acquiring interest in Energy

In December 2009, the Company’s wholly owned subsidiary Energy Producers, Inc. acquired 50% working interests and corresponding 32% net revenue interests in oil and gas leases, reserves, and equipment located in West Central Texas. The Company entered into a turnkey work program included for three wells located on the leases.

RQTZ - Restricted Stock Issued

On March 3, 2010, the Company executed a Stock Purchase Agreement with the stockholders of Redquartz LTD (“Sellers” or “RQTZ”), a company formed and existing under the laws of the country of Ireland, whereas the Company agreed to issue 100,000 shares of its restricted common stock valued at USD $2,500 in exchange for 100% of the issued and outstanding shares of common stock, par value $0.01 per share, of RQTZ. All assets and liabilities, other than the Shareholder Notes Payable, of the RQTZ were transferred to the prior owners of Redquartz. The Notes Payable represent a debt burden to RQTZ of USD $4,464,262. This obligation is based in Euros and converted to our functional currency the dollar. Redquartz LTD was inactive in the first and second quarter of 2010 and had no income and expense that would affect the financial statements of the Company and therefore no pro-forma is necessary.

Certificate of Amendment of Articles of Incorporation

On October 18, 2010, the Company filed a Certificate of Amendment to its Articles of Incorporation, increasing its authorized common stock, par value $0.001 per share, to 3,000,000,000 from 1,300,000,000 and is authorized to issue 60,000,000 shares of preferred stock that has a par value of $0.001 per share.

On November 9, 2010, the Company affected a 1 share for 50 shares reverse split of its common stock and all amounts have been retroactively adjusted for all periods presented.

On February 4, 2011, the Company entered into an Agreement to acquire all 100% of Arctic Solar Engineering LLC, a Missouri limited liability company located at PO Box 4391, Chesterfield, MO 63006 and the owners of Membership Interests of the Arctic Solar Engineering LLC; The FATM Partnership, a Missouri Partnership, The Frederic Sussman Living Trust. Arctic Solar Engineering, LLC, is an integrator of Solar Thermal Energy technology. For further information please see our Current Report on Form 8-K filed on February 10, 2011, and in the section on “The Business”, and “Overview” to the Management Discussion and Analysis sections, and elsewhere listed in this document.

Preferred Shares D Series issued

On March 2, 2011 the Company obtained a consent from the majority shareholders of the Company to amend the Articles of Incorporation to i) authorize the issuance of 2,500 shares of a new D Series Preferred Stock, and ii) for the Board of Directors to be able to authorize any and all capitalization of the Company going forward without the need for shareholder approval, and further authorized for the Board of Directors to set all rights, preferences, and designations, for and in behalf of any class of the Company’s common of preferred stock, and as may be required or as necessary in the best interest of the Company.

On March 14, 2011, the Company entered into and completed the closing of a Stock Purchase Agreement involving the sale of South Atlantic Traffic Corporation to Distressed Asset Acquisitions, Inc. For further information please see our Current Report on Form 8-K filed on March 18, 2011 and in the section on The Business”, and Overview” to the Management Discussion and Analysis sections, and elsewhere listed in this document.

On March 14, 2011, the Company entered into and completed the closing of a Stock Purchase Agreement involving the sale of Oklahoma Telecom Holdings, Inc. an Oklahoma corporation, formerly known as Terra Telecom, LLC., an Oklahoma limited liability company and Terra Telecom, Inc. (TTI”), to Distressed Asset Acquisitions, Inc. For further information please see our Current Report on Form 8-K filed on March 18, 2011 and in the section on The Business”, and Overview” to the Management Discussion and Analysis sections, and elsewhere listed in this document.

Amendment of Certificated of Incoporation II

On July 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation, increasing its authorized common stock, par value $0.001 per share, to 5,000,000,000 from 3,000,000,000 and is authorized to issue 60,000,000 shares of preferred stock that has a par value of $0.001 per share.

On July 7, 2011, the Company affected a 1 share for 500 shares reverse split of its common stock and all amounts have been retroactively adjusted for all periods presented.

Consolidation

Consolidation - the accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  All significant inter-company balances have been eliminated.

The financial information included in this quarterly report should be read in conjunction with the consolidated financial statements and related notes thereto in our Form 10-K for the year ended December 31, 2011.

Use of Estimates

Use of Estimates - The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make reasonable estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses at the date of the consolidated financial statements and for the period they include.  Actual results may differ from these estimates.

Revenue and Cost Recognition-

Revenue and Cost Recognition-

-	Oil and gas: Revenue is recognized from oil and gas sales in the period of delivery. Settlement on sales occurs anywhere from two weeks to two months after the delivery date. The Company recognizes revenue when an arrangement exists, the product has been delivered, the sales price is fixed or determinable, and collectability is reasonably assured.

-	Oilfield services: Revenue from services is recognized when an arrangement exists, the services are rendered, the sales price is fixed or determinable, and collectability is reasonably assured.

-	Product sales/installation: Revenue from product sales or installation pertaining to solar panels and equipment are recognized when an arrangement exists, the product is delivered or installed, the sales price is fixed or determinable, and collectability is reasonably assured.

Cash Equivalents

Cash Equivalents -The Company considers all highly liquid investments with the original maturities of three months or less to be cash equivalents. There were no cash equivalents as of June 30, 2012 or December 31, 2011.

Accounts Receivable

Accounts Receivable - The Company extends credit to its customers in the normal course of business and performs ongoing credit evaluations of its customers, maintaining allowances for potential credit losses which, when realized, have been within management's expectations. The allowance method is used to account for uncollectible amounts. The evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available. Allowance for doubtful accounts was $118,473 at June 30, 2012 and $118,473 at December 31, 2011.

Inventory	Inventory - Inventories consist of merchandise purchased for resale and are stated at the lower of cost or market using the first-in, first-out (FIFO) method.
Prepaid Expenses Policy

Prepaid Expenses - Prepaid expenses are recorded at cost for payments for goods and services purchased during an accounting period but not used or consumed during that accounting period. The costs are amortized over time as the benefit is received onto the income statement.

Oil and Gas Activities

Oil and Gas Activities - The Company uses the successful efforts method of accounting for oil and gas producing activities. Under this method, acquisition costs for proved and unproved properties are capitalized when incurred. Exploration costs, including geological and geophysical costs, the costs of carrying and retaining unproved properties and exploratory dry hole drilling costs, are expensed. Development costs, including the costs to drill and equip development wells, and successful exploratory drilling costs to locate proved reserves are capitalized.

Exploratory drilling costs are capitalized when incurred pending the determination of whether a well has found proved reserves. A determination of whether a well has found proved reserves is made shortly after drilling is completed. The determination is based on a process which relies on interpretations of available geologic, geophysic, and engineering data. If a well is determined to be successful, the capitalized drilling costs will be reclassified as part of the cost of the well. If a well is determined to be unsuccessful, the capitalized drilling costs will be charged to expense in the period the determination is made. If an exploratory well requires a major capital expenditure before production can begin, the cost of drilling the exploratory well will continue to be carried as an asset pending determination of whether proved reserves have been found only as long as: i) the well has found a sufficient quantity of reserves to justify its completion as a producing well if the required capital expenditure is made and ii) drilling of the additional exploratory wells is under way or firmly planned for the near future. If drilling in the area is not under way or firmly planned, or if the well has not found a commercially producible quantity of reserves, the exploratory well is assumed to be impaired, and its costs are charged to expense.

In the absence of a determination as to whether the reserves that have been found can be classified as proved, the costs of drilling such an exploratory well is not carried as an asset for more than one year following completion of drilling. If, after that year has passed, a determination that proved reserves exist cannot be made, the well is assumed to be impaired, and its costs are charged to expense. Its costs can, however, continue to be capitalized if a sufficient quantity of reserves is discovered in the well to justify its completion as a producing well and sufficient progress is made in assessing the reserves and the well’s economic and operating feasibility.

The impairment of unamortized capital costs is measured at a lease level and is reduced to fair value if it is determined that the sum of expected future net cash flows is less than the net book value. The Company determines if impairment has occurred through either adverse changes or as a result of the annual review of all fields. During 2011 after conducting an impairment analysis, the Company did not record impairment as the fair value of our reserves exceeded our net book value.

Asset Retirement Obligations

Asset Retirement Obligations (“ARO”).  The estimated costs of restoration and removal of facilities are accrued. The fair value of a liability for an asset's retirement obligation is recorded in the period in which it is incurred and the corresponding cost capitalized by increasing the carrying amount of the related long-lived asset. The liability is accreted to its then present value each period, and the capitalized cost is depreciated with the related long-lived asset. If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized. For all periods presented, estimated future costs of abandonment and dismantlement are included in the full cost amortization base and are amortized as a component of depletion expense. At June 30, 2012 and December 31, 2011, the ARO of $23,074 and $21,861 is included in liabilities and fixed assets.

Development costs of proved oil and gas properties, including estimated dismantlement, restoration and abandonment costs and acquisition costs, are depreciated and depleted on a field basis by the units-of-production method using proved developed and proved reserves, respectively. The costs of unproved oil and gas properties are generally combined and impaired over a period that is based on the average holding period for such properties and the Company's experience of successful drilling.

Costs of retired, sold or abandoned properties that make up a part of an amortization base (partial field) are charged to accumulated depreciation, depletion and amortization if the units-of-production rate is not significantly affected. Accordingly, a gain or loss, if any, is recognized only when a group of proved properties (entire field) that make up the amortization base has been retired, abandoned or sold.

Stock-Based Compensation

Stock-Based Compensation - The Company estimates the fair value of share-based payment awards made to employees and directors, including stock options, restricted stock and employee stock purchases related to employee stock purchase plans, on the date of grant using an option-pricing model.  The value of the portion of the award that is ultimately expected to vest is recognized as an expense ratably over the requisite service periods.  We estimate the fair value of each share-based award using the Black-Scholes option pricing model. The Black-Scholes model is highly complex and dependent on key estimates by management. The estimates with the greatest degree of subjective judgment are the estimated lives of the stock-based awards and the estimated volatility of our stock price. The Black-Scholes model is also used for our valuation of warrants.

Earning Per Common Share

Earnings Per Common Share - Basic earnings per common share is calculated based upon the weighted average number of common shares outstanding for the period. Diluted earnings per common share is computed by dividing net income by the weighted average number of common shares and dilutive common share equivalents (convertible notes and interest on the notes, stock awards and stock options) outstanding during the period. Dilutive earnings per common share reflects the potential dilution that could occur if options to purchase common stock were exercised for shares of common stock.  Basic and diluted EPS are the same as the effect of our potential common stock equivalents would be anti-dilutive.

Fair Value Measurements Policy

Fair Value Measurements -  On January 1, 2008, the Company adopted guidance which defines fair value, establishes a framework for using fair value to measure financial assets and liabilities on a recurring basis, and expands disclosures about fair value measurements. Beginning on January 1, 2009, the Company also applied the guidance to non-financial assets and liabilities measured at fair value on a non-recurring basis, which includes goodwill and intangible assets. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1 - Valuation is based upon unadjusted quoted market prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2 - Valuation is based upon quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or valuations based on models where the significant inputs are observable in the market.

Level 3 - Valuation is based on models where significant inputs are not observable. The unobservable inputs reflect the Company's own assumptions about the inputs that market participants would use.

The following table presents assets and liabilities that are measured and recognized at fair value as of June 30, 2012 on a recurring and non-recurring basis:

Assets and Liabilities at Fair Value
Gains
Description	Level 1	Level 2	Level 3	(Losses)
Intangibles (non-recurring)	$-	$-	$-	$-
Goodwill (non-recurring)	$-	$-	$-	$-
Derivatives (recurring)	$-	$-	$445,645	$148,214

Good Will and Intanagle Assets

The Company has goodwill and intangible assets as a result of the 2011 business combinations discussed throughout this form 10-Q. These assets were valued with the assistance of a valuation consultant and consisted of level 3 valuation techniques.

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2011 on a recurring and non-recurring basis:

Assets and Liabilities
				Gains
Description	Level 1	Level 2	Level 3	(Losses)
Intangibles (non-recurring)	$-	$-	$-	$(309,816)
Goodwill (non-recurring)	$-	$-	$-	$(22,119)
Derivatives (recurring)	$-	$-	$639,859	$470,833

The Company has derivative liabilities as a result of 2010 convertible promissory notes that include embedded derivatives.  These liabilities were valued with the assistance of a valuation consultant and consisted of level 3 valuation techniques.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and long-term debt. The estimated fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The carrying value of long-term debt also approximates fair value since their terms are similar to those in the lending market for comparable loans with comparable risks. None of these instruments are held for trading purposes.

Fixed Assets Policy

Fixed Assets - Fixed assets are stated at cost. Depreciation expense is computed using the straight-line method over the estimated useful life of the asset. The following is a summary of the estimated useful lives used in computing depreciation expense:

Fixed Assets Depreciation Expense
Office equipment	3 years
Computer hardware & software	3 years
Improvements & furniture	5 years
Well equipment	7 years

Expenditures for major repairs and renewals that extend the useful life of the asset are capitalized.  Minor repair expenditures are charged to expense as incurred.

Impairment of Long Lives Assets

Impairment of Long-Lived Assets - The Company has adopted Accounting Standards Codification subtopic 360-10, Property, Plant and Equipment ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed of be reported at the lower of the carrying amount or the fair value less costs to sell.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets - The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors.  Specifically, goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

As of June 30, 2012 there were no intangible assets and in 2011, amortizable intangible assets consisted of trade names and customer contracts.  These intangibles are being amortized on a straight-line basis over their estimated useful lives of 12 and 10 years, respectively. For the three and six months ending June 30, 2012 the Company recorded no amortization, and amortization of $29,249 and $48,878 for the three and six months ending June 30, 2011.  The useful lives pertaining to the intangible assets amortized are as follows:

Intangibles acquired in Arctic Solar Engineering, Inc.	Intangibles acquired in Arctic Solar Engineering, Inc.
Useful life
Patents	5
Customer Base	5
Trademarks	5
Non-Compete	3

Foreign Currency Translation and Transacton

Foreign Currency Translation and Transaction - The financial position at present for the Company’s foreign subsidiary Redquartz, LLC, established under the laws of the Country of Ireland are determined using (U.S. dollars) reporting currency as the functional currency. All exchange gains and losses from remeasurement of monetary assets and liabilities that are not denominated in U.S. dollars are recognized currently in other comprehensive income. All transactional gains and losses are part of income or loss from operations (if and when incurred) will be pursuant to current accounting literature. The Company’s functional currency is the U.S dollar. We have an obligation related to our acquisition of Redquartz as discussed in Note 7 which is denominated in Euro’s. The change in currency valuation from our reporting this obligation in U.S dollars is reported as a component of other comprehensive income consistent with the relevant accounting literature.

Income Taxes

Income taxes - The Company accounts for income taxes using the asset and liability method, which requires the establishment of deferred tax assets and liabilities for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  A valuation allowance is provided to the extent deferred tax assets may not be recoverable after consideration of the future reversal of deferred tax liabilities, tax planning strategies, and projected future taxable income.

The Company uses a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance requires the Company to recognize tax benefits only for tax positions that are more likely than not to be sustained upon examination by tax authorities.  The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement.  A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in our tax returns that do not meet these recognition and measurement standards.

Derivative Financial Instruments

Derivative Financial Instruments -The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. Derivative financial instruments are initially measured at their fair value. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re−valued at each reporting date, with changes in the fair value reported as charges or credits to income. For option−based derivative financial instruments, the Company uses the Black−Scholes model to value the derivative instruments. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non−current based on whether or not net−cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Recently Adopted and Recently Enacted Accounting Pronouncements

Recently Adopted and Recently Enacted Accounting Pronouncements

In January 2010, the FASB issued FASB ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements,” which is now codified under FASB ASC Topic 820, “Fair Value Measurements and Disclosures.” This ASU will require additional disclosures regarding transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as a reconciliation of activity in Level 3 on a gross basis (rather than as one net number). The ASU also provides clarification on disclosures about the level of disaggregation for each class of assets and liabilities and on disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. FASB ASU No. 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures requiring a reconciliation of activity in Level 3. Those disclosures will be effective for interim and annual periods beginning after December 15, 2010. The adoption of the portion of this ASU effective after December 15, 2009, as well as the portion of the ASU effective after December 15, 2010, did not have an impact on our consolidated financial position, results of operations or cash flows.

In April 2010, the FASB issued FASB ASU No. 2010-17, “Milestone Method of Revenue Recognition,” which is now codified under FASB ASC Topic 605, “Revenue Recognition.” This ASU provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. Consideration which is contingent upon achievement of a milestone in its entirety can be recognized as revenue in the period in which the milestone is achieved only if the milestone meets all criteria to be considered substantive. A milestone should be considered substantive in its entirety, and an individual milestone may not be bifurcated. An arrangement may include more than one milestone, and each milestone should be evaluated individually to determine if it is substantive. FASB ASU No. 2010-17 was effective on a prospective basis for milestones achieved in fiscal years (and interim periods within those years) beginning on or after June 15, 2010, with early adoption permitted.

If an entity elects early adoption, and the period of adoption is not the beginning of its fiscal year, the entity should apply this ASU retrospectively from the beginning of the year of adoption. This ASU did not have any effect on the timing of revenue recognition and our consolidated results of operations or cash flows.

In December 2010, the FASB issued FASB ASU No. 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts,” which is now codified under FASB ASC Topic 350, “Intangibles — Goodwill and Other.” This ASU provides amendments to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not a goodwill impairment exists. When determining whether it is more likely than not an impairment exists, an entity should consider whether there are any adverse qualitative factors, such as a significant deterioration in market conditions, indicating an impairment may exist. FASB ASU No. 2010-28 is effective for fiscal years (and interim periods within those years) beginning after December 15, 2010. Early adoption is not permitted. Upon adoption of the amendments, an entity with reporting units having carrying amounts which are zero or negative is required to assess whether is it more likely than not the reporting units’ goodwill is impaired. If the entity determines impairment exists, the entity must perform Step 2 of the goodwill impairment test for that reporting unit or units. Step 2 involves allocating the fair value of the reporting unit to each asset and liability, with the excess being implied goodwill. An impairment loss results if the amount of recorded goodwill exceeds the implied goodwill. Any resulting goodwill impairment should be recorded as a cumulative-effect adjustment to beginning retained earnings in the period of adoption. This ASU is did not have an impact on our consolidated financial position, results of operations or cash flows.